CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Unallocated Common Shares Held By ESOP [Member]	Unearned Restricted Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member] Common Stock [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member] Additional Paid-in Capital [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member] Unallocated Common Shares Held By ESOP [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member] Unearned Restricted Shares [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member] Retained Earnings [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Adjustments for New Accounting Pronouncement Impairment Of Securities [Member] Treasury Stock [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member] Common Stock [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member] Additional Paid-in Capital [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member] Unallocated Common Shares Held By ESOP [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member] Unearned Restricted Shares [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member] Retained Earnings [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Adjustments for New Accounting Pronouncement Embedded Credit Derivatives [Member] Treasury Stock [Member]
Balance at Dec. 31, 2008	$ 72,927	$ 126	$ 52,103	$ (3,553)	$ (714)	$ 35,848	$ (2,986)	$ (7,897)
Balance (in shares) at Dec. 31, 2008		12,563,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect adjustment for change in accounting principle for impairment of securities									0	0	0	0	0	2,717	(2,717)	0
Net income	435	0	0	0	0	435	0	0
Other Comprehensive Income	3,314	0	0	0	0	0	3,314	0
Restricted shares activity	0	0	37	0	80	(117)	0	0
Equity incentive plan shares earned	742	0	301	0	441	0	0	0
Allocation of ESOP shares	155	0	(168)	323	0	0	0	0
Tax deficiency from share-based stock compensation	(43)	0	(43)	0	0	0	0	0
Treasury stock purchased	(68)	0	0	0	0	0	0	(68)
Balance at Dec. 31, 2009	77,462	126	52,230	(3,230)	(193)	38,883	(2,389)	(7,965)
Balance (in shares) at Dec. 31, 2009		12,563,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect adjustment for change in accounting principle for impairment of securities																	0	0	0	0	0	(652)	652	0
Net income	3,003	0	0	0	0	3,003	0	0
Other Comprehensive Income	629	0	0	0	0	0	629	0
Cash dividends declared	(375)	0	0	0	0	(375)	0	0
Equity incentive plan shares earned	257	0	89	0	168	0	0	0
Allocation of ESOP shares	202	0	(121)	323	0	0	0	0
Treasury stock purchased	(74)	0	0	0	0	0	0	(74)
Balance at Dec. 31, 2010	81,104	126	52,198	(2,907)	(25)	40,859	(1,108)	(8,039)
Balance (in shares) at Dec. 31, 2010		12,563,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of common stock pursuant to reorganization and concurrent stock offering	50,330	(20)	42,311	0	0	0	0	8,039
Exchange of common stock pursuant to reorganization and concurrent stock offering (in shares)		(1,986,901)
Net income	2,417	0	0	0	0	2,417	0	0
Other Comprehensive Income	433	0	0	0	0	0	433	0
Cash dividends declared	(1,191)	0	0	0	0	(1,191)	0	0
Restricted shares activity	0	0	22	0	(22)	0	0	0
Equity incentive plan shares earned	100	0	91	0	9	0	0	0
Shares purchased for ESOP pursuant to reorganization (392,670 shares)	(3,141)	0	0	(3,141)	0	0	0	0
Allocation of ESOP shares	467	0	(13)	480	0	0	0	0
Tax benefit from share-based compensation	3	0	3	0	0	0	0	0
Treasury stock purchased	5	0	0	0	0	0	0	5
Balance at Dec. 31, 2011	$ 130,517	$ 106	$ 94,612	$ (5,568)	$ (38)	$ 42,085	$ (675)	$ (5)
Balance (in shares) at Dec. 31, 2011		10,576,849